NET (LOSS)/INCOME PER SHARE - Computation of basic and diluted net loss (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	$ 287,587	¥ 1,977,306	¥ 240,352	¥ (117,939)
Accretion on Pre-IPO Preferred Shares redemption value | ¥			(82,117)	(62,299)
Income allocation to participating Pre-IPO Preferred Shares | ¥			(132,241)
Deemed dividend to a preferred shareholder | ¥				(42,679)
Net (loss)/income attributable to ordinary shareholders	$ 287,587	¥ 1,977,306	¥ 25,994	¥ (222,917)
Denominator:
Weighted average number of ordinary shares outstanding-basic	337,883,964	337,883,964	113,620,774	110,647,199
Numerator:
Net (loss)/income attributable to ordinary shareholders | ¥		¥ 1,977,306	¥ 25,994	¥ (222,917)
Denominator:
Weighted average number of ordinary shares outstanding-basic	337,883,964	337,883,964	113,620,774	110,647,199
Weighted average number of ordinary shares outstanding-diluted	362,762,561	362,762,561	140,852,401	110,647,199
Net (loss)/income per share attributable to ordinary shareholders-diluted | ¥ / shares		¥ 5.45	¥ 0.18	¥ (2.01)
Stock options
Denominator:
Ordinary shares issuable upon the exercise of outstanding stock options and restricted share units using the treasury stock method	24,875,327	24,875,327	27,231,627
Restricted share units
Denominator:
Ordinary shares issuable upon the exercise of outstanding stock options and restricted share units using the treasury stock method	3,270,000	3,270,000
Ordinary shares
Denominator:
Net (loss)/income per share attributable to ordinary shareholders-basic | (per share)	$ 0.85	¥ 5.85	¥ 0.23	(2.01)
Denominator:
Net (loss)/income per share attributable to ordinary shareholders-diluted | (per share)	$ 0.79	¥ 5.45	¥ 0.18	¥ (2.01)